THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO JANUARY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.9%

	Shares	Value

COMMUNICATION SERVICES — 1.0%
PubMatic, Cl A*	9,700	$148,701

CONSUMER DISCRETIONARY — 13.6%
Bowlero*	23,300	320,375
Chuy’s Holdings*	8,800	301,224
Five Below*	1,600	315,408
Fox Factory Holding*	1,600	188,944
Monro	5,200	264,680
Papa John’s International	3,100	278,039
Skyline Champion*	3,000	176,850
Topgolf Callaway Brands*	9,700	237,553

		2,083,073

CONSUMER STAPLES — 1.5%
Primo Water	15,100	236,315

ENERGY — 4.4%
Clean Energy Fuels*	42,900	242,814
Denbury*	5,000	433,900

		676,714

FINANCIALS — 5.6%
Live Oak Bancshares	8,100	277,263
Nicolet Bankshares*	3,900	284,271
Umpqua Holdings	16,500	300,300

		861,834

HEALTH CARE — 20.8%
Azenta*	3,200	178,880
DocGo*	12,100	121,000
Encompass Health	3,700	231,065
Ensign Group	3,200	298,400
Haemonetics*	3,500	296,100
Harmony Biosciences Holdings*	5,500	264,935

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Heska*	2,100	$187,824
Lantheus Holdings*	2,100	120,750
ModivCare*	2,000	214,520
Neogen*	8,900	190,549
NextGen Healthcare*	17,600	334,752
Omnicell*	3,300	183,051
Pacira BioSciences*	4,000	157,080
Progyny*	3,200	110,048
STAAR Surgical*	4,200	296,310

		3,185,264

INDUSTRIALS — 22.7%
Albany International, Cl A	3,700	414,955
API Group*	11,700	260,208
Construction Partners, Cl A*	10,200	288,558
Evoqua Water Technologies*	5,600	271,656
GATX	3,200	366,240
Griffon	9,500	388,360
Hub Group, Cl A*	3,100	264,337
ICF International	3,300	337,227
Matson	2,100	138,852
Tetra Tech	2,200	342,144
V2X*	3,600	158,976
Vicor*	3,498	242,866

		3,474,379

INFORMATION TECHNOLOGY — 22.2%
A10 Networks	17,000	263,160
Axcelis Technologies*	2,400	263,880
Fabrinet*	3,000	394,980
Model N*	7,913	313,829
Power Integrations	3,400	292,706
PowerSchool Holdings, Cl A*	15,000	337,800
Progress Software	8,700	461,448

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO JANUARY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
Rambus*	8,800	$356,136
Viavi Solutions*	19,200	216,960
WNS Holdings ADR*	4,308	365,017
Zuora, Cl A*	16,500	130,680

		3,396,596

MATERIALS — 6.1%
Materion	3,700	333,925
Mativ Holdings	9,400	259,064
Osisko Gold Royalties	25,900	346,542

		939,531

TOTAL COMMON STOCK (Cost $12,352,737)		15,002,407

SHORT-TERM INVESTMENT(A) — 1.8%

First American Government Obligations Fund, Cl X , 4.210% (Cost $271,567)	271,567	271,567

TOTAL INVESTMENTS— 99.7% (Cost $12,624,304)		$15,273,974

Percentages are based on Net Assets of $15,320,634.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2023.

ADR	American Depositary Receipt
Cl	Class

RHJ-QH-002-3900

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO JANUARY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK†† — 94.9%

	Shares	Value

COMMUNICATION SERVICES — 2.4%
QuinStreet*	30,854	$472,992
Thryv Holdings*	16,400	366,868

		839,860

CONSUMER DISCRETIONARY — 10.8%
Chuy’s Holdings*	17,600	602,448
Funko, Cl A*	25,500	308,550
Green Brick Partners*	17,000	530,400
Johnson Outdoors, Cl A	4,624	316,559
Lindblad Expeditions Holdings*	35,300	420,070
XPEL*	6,668	507,235
Xponential Fitness, Cl A*	23,800	654,024
Zumiez*	18,054	466,335

		3,805,621

CONSUMER STAPLES — 1.3%
elf Beauty*	7,792	448,429

ENERGY — 3.3%
Clean Energy Fuels*	71,700	405,822
DMC Global*	18,400	418,416
National Energy Services Reunited*	45,282	342,332

		1,166,570

FINANCIALS — 5.6%
Federal Agricultural Mortgage, Cl C	4,300	571,771
Guaranty Bancshares	10,693	352,655
Live Oak Bancshares	17,500	599,025
TriCo Bancshares	8,800	444,840

		1,968,291

HEALTH CARE — 20.7%
Accuray*	91,211	229,852
Cerus*	75,397	236,747
Cutera*	10,800	376,164
DocGo*	61,200	612,000
Heska*	4,900	438,256
iRadimed	9,838	367,941

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO JANUARY 31, 2023 (Unaudited)

COMMON STOCK†† — continued

	Shares	Value
HEALTH CARE — continued
LeMaitre Vascular	11,404	$538,041
Mesa Laboratories	2,004	389,858
ModivCare*	4,500	482,670
NextGen Healthcare*	30,400	578,208
Pennant Group*	28,100	363,614
Semler Scientific*	4,100	160,761
Simulations Plus	10,800	444,312
Surmodics*	11,200	314,832
Tactile Systems Technology*	15,000	194,550
U.S. Physical Therapy	4,628	458,866
UFP Technologies*	5,839	664,069
Utah Medical Products	5,060	466,178

		7,316,919

INDUSTRIALS — 28.2%
AerSale*	19,500	362,895
Alamo Group	3,400	531,998
Allied Motion Technologies	15,427	626,953
CBIZ*	9,751	464,050
Construction Partners, Cl A*	18,421	521,130
CRA International	4,496	534,305
Douglas Dynamics	13,300	537,453
Ducommun*	9,000	520,020
Energy Recovery*	31,671	700,879
Exponent	5,006	513,315
Huron Consulting Group*	9,572	651,279
Liquidity Services*	28,500	427,215
Montrose Environmental Group*	12,047	652,465
MYR Group*	4,366	432,496
Quest Resource Holding*	34,500	238,050
Radiant Logistics*	59,575	334,216
Shyft Group	12,977	432,005
Sterling Infrastructure*	19,091	694,721
Thermon Group Holdings*	24,000	554,880
Vicor*	3,660	254,114

		9,984,439

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO JANUARY 31, 2023 (Unaudited)

COMMON STOCK†† — continued

	Shares	Value
INFORMATION TECHNOLOGY — 18.3%
A10 Networks	39,400	$609,912
Absolute Software	53,500	621,135
ADTRAN Holdings	25,179	475,128
Axcelis Technologies*	3,941	433,313
Cambium Networks*	23,400	501,462
Harmonic*	41,677	548,886
Luna Innovations*	68,300	603,772
MagnaChip Semiconductor*	32,327	342,666
Model N*	11,633	461,365
nLight*	37,700	467,480
Perficient*	6,249	463,301
Vishay Precision Group*	14,300	617,474
Zuora, Cl A*	40,600	321,552

		6,467,446

MATERIALS — 4.3%
American Vanguard	22,500	508,275
Haynes International	8,113	451,813
Mativ	20,200	556,712

		1,516,800

TOTAL COMMON STOCK (Cost $26,056,792)		33,514,375

SHORT-TERM INVESTMENT(A) — 3.4%

First American Government Obligations Fund, Cl X , 4.210% (Cost $1,193,387)	1,193,387	1,193,387

TOTAL INVESTMENTS — 98.3% (Cost $27,250,179)		$34,707,762

Percentages are based on Net Assets of $35,320,065.
*	Non-income producing security.
††	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	The rate reported is the 7-day effective yield as of January 31, 2023.

Cl	Class

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO JANUARY 31, 2023 (Unaudited)

RHJ-QH-004-2500